Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Company does not have a formal written policy in place with regard to the timing of awards of options or other similar awards in relation to material nonpublic information.

The compensation committee’s general practice is to complete its annual executive compensation review and to determine compensation for our executive officers in connection with the Company’s completion of its audited year-end financial statements. Accordingly, annual equity awards are typically determined at the first compensation committee meeting of the fiscal year. On limited occasions, the Company may grant equity awards outside of its annual grant period for new hires, promotions, recognition, retention or other purposes.

The Company did not make any grants of the Company’s equity during the period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q, 10-K or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information to named executive officers during fiscal year 2025.

Award Timing Predetermined [Flag]	false
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	The Company does not have a formal written policy in place with regard to the timing of awards of options or other similar awards in relation to material nonpublic information.